Offerings - Offering: 1	Jun. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	7,700,000
Proposed Maximum Offering Price per Unit	17.13
Maximum Aggregate Offering Price	$ 131,901,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,194.04
Offering Note	(1) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high $17.52 and low $16.74 prices of the common stock, $0.01 par value per share (the "Common Stock") of Americold Realty Trust, Inc. (the "Registrant") as reported on the New York Stock Exchange on June 13, 2025. (2) This Registration Statement on Form S-8 (the "Registration Statement") covers 7,700,000 additional shares of Common Stock reserved for issuance of shares that may be covered by options that are designated as incentive stock options and available for delivery with respect to awards under the Registrant's 2017 Equity Incentive Plan (the "Plan". (3) Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding Common Stock.